Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	16
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,683,369,242.22	41,794		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$330,000,000.00	4.604%		December 15, 2025
Class A-2a Notes	$407,800,000.00	4.59%		October 15, 2027
Class A-2b Notes	$125,000,000.00	3.97819%	*	October 15, 2027
Class A-3 Notes	$532,800,000.00	4.61%		August 15, 2029
Class A-4 Notes	$104,400,000.00	4.66%		September 15, 2030
Class B Notes	$47,370,000.00	4.88%		September 15, 2030
Class C Notes	$31,570,000.00	0.00%		May 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.32%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,858,688.09

Principal:
Principal Collections	$24,231,645.73
Prepayments in Full	$10,738,482.54
Liquidation Proceeds	$680,330.10
Recoveries	$129,514.24
Sub Total	$35,779,972.61
Collections	$39,638,660.70

Purchase Amounts:
Purchase Amounts Related to Principal	$96,153.50
Purchase Amounts Related to Interest	$501.94
Sub Total	$96,655.44

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$39,735,316.14

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	16
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$39,735,316.14
Servicing Fee	$838,933.53	$838,933.53	$0.00	$0.00	$38,896,382.61
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$38,896,382.61
Interest - Class A-2a Notes	$589,687.02	$589,687.02	$0.00	$0.00	$38,306,695.59
Interest - Class A-2b Notes	$140,993.70	$140,993.70	$0.00	$0.00	$38,165,701.89
Interest - Class A-3 Notes	$2,046,840.00	$2,046,840.00	$0.00	$0.00	$36,118,861.89
Interest - Class A-4 Notes	$405,420.00	$405,420.00	$0.00	$0.00	$35,713,441.89
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,713,441.89
Interest - Class B Notes	$192,638.00	$192,638.00	$0.00	$0.00	$35,520,803.89
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,520,803.89
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$35,520,803.89
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,520,803.89
Regular Principal Payment	$33,916,671.70	$33,916,671.70	$0.00	$0.00	$1,604,132.19
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,604,132.19
Residual Released to Depositor	$0.00	$1,604,132.19	$0.00	$0.00	$0.00
Total		$39,735,316.14

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$33,916,671.70
Total					$33,916,671.70

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$25,959,494.59	$63.66	$589,687.02	$1.45	$26,549,181.61	$65.11
Class A-2b Notes	$7,957,177.11	$63.66	$140,993.70	$1.13	$8,098,170.81	$64.79
Class A-3 Notes	$0.00	$0.00	$2,046,840.00	$3.84	$2,046,840.00	$3.84
Class A-4 Notes	$0.00	$0.00	$405,420.00	$3.88	$405,420.00	$3.88
Class B Notes	$0.00	$0.00	$192,638.00	$4.07	$192,638.00	$4.07
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$33,916,671.70	$21.48	$3,375,578.72	$2.14	$37,292,250.42	$23.62

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	16

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$154,166,541.51	0.3780445	$128,207,046.92	0.3143871
Class A-2b Notes	$47,255,560.79	0.3780445	$39,298,383.68	0.3143871
Class A-3 Notes	$532,800,000.00	1.0000000	$532,800,000.00	1.0000000
Class A-4 Notes	$104,400,000.00	1.0000000	$104,400,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$917,562,102.30	0.5811254	$883,645,430.60	0.5596447

Pool Information
Weighted Average APR	4.874%	4.883%
Weighted Average Remaining Term	45.26	44.47
Number of Receivables Outstanding	32,026	31,430
Pool Balance	$1,006,720,235.64	$970,245,542.82
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$949,141,050.86	$915,224,379.16
Pool Factor	0.5980389	0.5763712

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,368.57
Yield Supplement Overcollateralization Amount	$55,021,163.66
Targeted Overcollateralization Amount	$86,600,112.22
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$86,600,112.22

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,368.57
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,368.57
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,368.57

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	16
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		74	$728,080.95
(Recoveries)		38	$129,514.24
Net Loss for Current Collection Period			$598,566.71
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7135%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5034%
Second Prior Collection Period			0.7608%
Prior Collection Period			0.2956%
Current Collection Period			0.7266%
Four Month Average (Current and Prior Three Collection Periods)			0.5716%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,107	$7,890,702.84
(Cumulative Recoveries)			$734,846.16
Cumulative Net Loss for All Collection Periods			$7,155,856.68
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4251%

Average Realized Loss for Receivables that have experienced a Realized Loss			$7,128.01
Average Net Loss for Receivables that have experienced a Realized Loss			$6,464.19

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.89%	217	$8,661,172.40
61-90 Days Delinquent	0.20%	38	$1,899,031.51
91-120 Days Delinquent	0.02%	4	$221,384.65
Over 120 Days Delinquent	0.05%	15	$497,333.96
Total Delinquent Receivables	1.16%	274	$11,278,922.52

Repossession Inventory:
Repossessed in the Current Collection Period		20	$917,751.94
Total Repossessed Inventory		32	$1,519,185.94

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2172%
Prior Collection Period			0.2061%
Current Collection Period			0.1814%
Three Month Average			0.2016%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2698%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	16

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	82	$3,353,869.23
2 Months Extended	104	$4,295,855.88
3+ Months Extended	34	$1,322,972.23

Total Receivables Extended	220	$8,972,697.34

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer